Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Consolidated Statements of Comprehensive Income
Revenues	$ 92,152	572,857	526,123	380,490
Direct costs	(17,088)	(106,225)	(106,621)	(86,658)
Gross profit	75,064	466,632	419,502	293,832
Operating expenses
Research and development	(1,572)	(9,773)	(8,459)	(7,615)
Sales and marketing	(18,128)	(112,689)	(93,684)	(61,678)
General and administrative	(18,056)	(112,244)	(108,045)	(89,696)
Total operating expenses	(37,756)	(234,706)	(210,188)	(158,989)
Operating income	37,308	231,926	209,314	134,843
Other income/(expense), net
Interest income	2,714	16,870	15,064	13,432
Interest expense	(11,273)	(70,075)	(70,097)	(3,287)
Exchange (loss)/gain	13	80	(984)	(1,343)
Dividend income	1,594	9,911	4,685	7,217
Others	356	2,212	203	737
Total other income/(expense), net	(6,596)	(41,002)	(51,129)	16,756
Income before income tax	30,712	190,924	158,185	151,599
Income tax expense	(9,394)	(58,398)	(38,543)	(9,634)
Net income	21,318	132,526	119,642	141,965
Net income attributable to non-controlling interests	(100)	(623)	(7,195)	(9,985)
Net income attributable to China Cord Blood Corporation's shareholders	21,218	131,903	112,447	131,980
Net income per share: Attributable to ordinary shares
Basic	$ 0.26	1.60	1.49	1.79
Diluted	$ 0.26	1.60	1.49	1.79
Other comprehensive income
Net effect of foreign currency translation, net of nil tax	1,335	8,299	1,296	(1,653)
Net unrealized gain/(loss) in available-for-sale equity securities, net of nil tax	9,283	57,708	(9,120)	46,587
Comprehensive income	31,936	198,533	111,818	186,899
Comprehensive income attributable to non-controlling interests	(100)	(623)	(7,172)	(10,282)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 31,836	197,910	104,646	176,617